As filed with the U.S. Securities and Exchange Commission on January 27, 2016
File Nos. 033-81396
811-08614
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	53	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	54	[X]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact name of Registrant as Specified in Charter)
11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

(858) 755-0239
(Registrant's Telephone Number, including Area Code)

Michael Glazer
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071
(Name and address of agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)
[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[X]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 53 to the Registration Statement of Brandes Investment Trust is being filed for the sole purpose of obtaining class identifiers for Class R6 shares of the following series of the Trust:  Brandes International Equity Fund, Brandes Global Equity Fund, Brandes Global Equity Income Fund, Brandes Global Opportunities Value Fund, Brandes Emerging Markets Value Fund, Brandes International Small Cap Equity Fund, Brandes Core Plus Fixed Income Fund and Brandes Credit Focus Yield Fund.  This Post-Effective Amendment No. 53 incorporates Parts A, B and C of Post-Effective Amendment No. 52 by reference.

BRANDES INVESTMENT TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 53 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 27th day of January 2016.

BRANDES INVESTMENT TRUST

By:
/s/ Jeff Busby
Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ J. Michael Gaffney*	Trustee	January 27, 2016
J. Michael Gaffney

/s/ Jeff Busby*	President and Trustee	January 27, 2016
Jeff Busby

/s/ Jean Carter*	Trustee	January 27, 2016
Jean Carter

/s/ Robert M. Fitzgerald*	Trustee	January 27, 2016
Robert M. Fitzgerald

/s/ Craig Wainscott*	Trustee	January 27, 2016
Craig Wainscott

/s/ Oliver Murray*	Trustee	January 27, 2016
Oliver Murray

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	January 27, 2016
Gary Iwamura

* By: /s/ Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007 and September 30, 2008.